Appendix 2.2 Additional Information Oficio Circular (Official Bulletin) No. 715 of February 3, 2012 - Summary of Estimated Sales and Purchases of Energy and Capacity - Income Statement (Detail) - Estimated Sales and Purchases of Energy and Capacity [Member] - CLP ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Energy and Capacity [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy Sales	$ 310,301,370	$ 209,288,934
Energy Purchases	125,130,599	106,633,306
Tolls [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy Sales	13,929,209	46,336,070
Energy Purchases	$ 20,059,576	$ 37,530,511